Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Average employees over year	113,182	118,025	122,753
Employees at year-end	112,797	114,604	120,799
Percentage of female employees	38.00%	37.84%
Operating segments
Disclosure of operating segments [line items]
Number of employees with disabilities	1,119	1,081
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	22,992	25,338	26,892
Employees at year-end	22,978	23,081	25,474
Number of employees with disabilities	215	222
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	6,501	6,940	6,732
Employees at year-end	6,318	6,861	7,188
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,770	8,034	8,366
Employees at year-end	7,701	7,955	8,203
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	33,938	33,147	34,068
Employees at year-end	33,828	33,905	33,499
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Average employees over year	33,872	35,928	38,037
Employees at year-end	33,506	34,474	37,490
Telxius Group | Operating segments
Disclosure of operating segments [line items]
Average employees over year	509	470	419
Employees at year-end	557	494	438
Other companies | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,600	8,168	8,239
Employees at year-end	7,909	7,834	8,507